Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 35,242,363	$ 14,988,112
Due from affiliates	9,463,164	8,798,945
Lease and other receivables, net	3,557,988	2,516,525
Receivable from the sale of investment properties – short term	4,072,391
Asset held for sale		2,977,147
Prepaid construction costs	1,123,590	2,317,383
Restricted cash equivalent – short term	2,000,000
Other current assets	3,443,518	1,708,313
Total current assets	58,903,014	33,306,425
NON-CURRENT ASSETS:
Investment properties	514,172,281	449,036,633
Tenant notes receivables – long term, net	6,002,315	6,796,584
Receivable from the sale of investment properties – long term	4,147,507
Restricted cash equivalent – long term	681,110	3,252,897
Property and equipment, net	354,437	427,719
Deferred tax asset	1,345,859	239,281
Other non-current assets	5,218,787	4,559,330
Total non-current assets	531,922,296	464,312,444
TOTAL ASSETS	590,825,310	497,618,869
CURRENT LIABILITIES:
Accounts payable and accrued expenses	13,127,502	8,591,922
Deposits for the sale of assets		2,400,000
Income tax payable	2,024,865	663,703
Retainage payable	1,737,805	3,001,433
Long term debt – current portion	16,703,098	110,943,460
Other current liabilities	959,539	54,983
Total current liabilities	34,552,809	125,655,501
NON—CURRENT LIABILITIES:
Long term debt	253,151,137	98,383,315
Deferred tax liability	37,451,338	37,215,884
Security deposits	1,790,554	1,706,959
Other non-current liabilities	2,936,555	590,740
Total non-current liabilities	295,329,584	137,896,898
TOTAL LIABILITIES	329,882,393	263,552,399
EQUITY:
Common share capital	168,142,740	168,142,740
Retained earnings	67,878,645	64,739,312
Foreign currency translation reserve	(13,694,983)	(32,068,047)
Equity attributable to owners of the Group	222,326,402	200,814,005
Non-controlling interests	38,616,515	33,252,465
Total equity	260,942,917	234,066,470
TOTAL LIABILITIES AND EQUITY	$ 590,825,310	$ 497,618,869